Leases (Details) - Schedule of Minimum Lease Payments $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Minimum Lease Payments [Abstract]
The remainder of 2023	$ 479
2024	403
2025	358
2026	349
2027	177
Total undiscounted lease payments	1,766
Less - imputed interest	(195)
Present value of lease liabilities	$ 1,571